Vanguard Developed Markets ex-US Growth Index ETF Investment Objectives and Goals - Vanguard Developed Markets ex-US Growth Index ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Developed Markets ex-US Growth Index ETF (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of large- and mid-cap growth stocks issued by companies located in developed market countries, excluding the United States.